Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 661,816
Accumulated Amortization	(17,587)
Net Carrying Amount	$ 644,229
Weighted Average Useful Life (years)	8 years
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 84,711
Accumulated Amortization	(599)
Net Carrying Amount	$ 84,112
Weighted Average Useful Life (years)	23 years
Customer Backlog [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 2,135
Accumulated Amortization	(320)
Net Carrying Amount	$ 1,815
Weighted Average Useful Life (years)	1 year
Trademarks [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 22,620
Accumulated Amortization	(503)
Net Carrying Amount	$ 22,117
Weighted Average Useful Life (years)	7 years
Partner Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 17,671
Accumulated Amortization	(204)
Net Carrying Amount	$ 17,467
Weighted Average Useful Life (years)	13 years
Software, In-Development, Internally Developed, and Purchased [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 17,927
Accumulated Amortization	(408)
Net Carrying Amount	$ 17,519
Weighted Average Useful Life (years)	7 years
AI Technology License [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 480,999
Accumulated Amortization	(14,480)
Net Carrying Amount	$ 466,519
Weighted Average Useful Life (years)	5 years
Acquired Technology [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 35,753
Accumulated Amortization	(1,073)
Net Carrying Amount	$ 34,680
Weighted Average Useful Life (years)	5 years